LIABILITIES IN RESPECT OF GOVERNMENT GRANTS	12 Months Ended
Dec. 31, 2022
Disclosure Of Liabilities In Respect Of Government Grant Abstract
LIABILITIES IN RESPECT OF GOVERNMENT GRANTS
NOTE 12: -	LIABILITIES IN RESPECT OF GOVERNMENT GRANTS

	2022	2021

Balance on January 1,	$4,396	$3,766
Grants received	212	824
Royalties paid	(31)	(34)
Amounts recorded in profit or loss	167	(160)

Balance on December 31,	$4,744	$4,396

The Company received research and development grants from the IIA and undertook to pay royalties of 3% of revenues derived from research and development projects that were financed by the IIA, of up to 100% of the grants received. As of December 31, 2022, the Company received grants amounting to $8,885 (including accrued interest), of which $3,527 were repaid to date.

In July 2022, Canonic Ltd received the Israeli Ministry of Economy approval to be included in “Smart money” grants program for marketing operations in Germany. The maximum grants amount from this program is approximately $85. Canonic Ltd. undertook to pay royalties of 3% of yearly revenues above approximately $284 derived from the operation in Germany, up to 100% of the grants received. As of December 31, 2022, Canonic Ltd. expects to receive $19 for marketing expenses in Germany incurred until December 31, 2022.